ACCOUNTS RECEIVABLE, NET (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at beginning of the year	$ 7,221	$ 4,609	$ 3,288
Charge to expenses	5,623	2,439	1,242
Write off	(247)		34
Exchange adjustment	(205)	173	45
Balance at end of the year	$ 12,392	$ 7,221	$ 4,609